(Loss) Income Per Share (Details) - ¥ / shares		6 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2023
(Loss) Income Per Share [Line Items]
Weighted average ordinary shares	[1]	2,837,892,046,400	2,771,593,703,900
Assumed conversion of ordinary shares				3,410,000,000
Employee Stock Option [Member]
(Loss) Income Per Share [Line Items]
Weighted average ordinary shares		718,005,400	359,002,700
Exercisable stock options (in Yuan Renminbi per share)
Assumed conversion of ordinary shares			3,410,000,000

[1]	Retroactively restated to give effect to a share subdivision at a ratio of one-for-one hundredth (100) ordinary shares effective on September 18, 2023 (Note 1).